Acquisition of Cl Technologies (International) Sdn. Bhd.	9 Months Ended
Sep. 30, 2025
Acquisition of Cl Technologies (International) Sdn. Bhd. [Abstract]
ACQUISITION OF CL TECHNOLOGIES (INTERNATIONAL) SDN. BHD.
5	ACQUISITION OF CL TECHNOLOGIES (INTERNATIONAL) SDN. BHD.

On January 1, 2024, the Company completed the acquisition of CL Technologies (International) Sdn. Bhd. (CL Tech), a company located in Malaysia that provides food and beverage software and server hosting services. The acquisition was made pursuant to a share purchase agreement dated January 1, 2024, between the Company, and Kevin Ng Chen Lok and other individual non-controlling shareholders, collectively the 94.95% shareholders of CL Tech. The acquisition purchase price totaled RM 457 (USD 108) in initial cash consideration.

As part of the restructuring of the Company, the acquisition of entities, business or assets under common control are accounted for in accordance with merger accounting. The difference between the consideration paid and the share capital of the acquired entity is reflected within equity as a merger reserve. The Company accounted the transaction as followings:

	RM	Convenience Translation USD
Cash consideration	457	108
Book value of 94.95% of Share Capital of CL Technologies (International) Sdn. Bhd.	(2,263,600)	(537,723)
Bargain purchase accounted as merger reserve in equity	2,263,143	537,615